Debt and other liabilities - Schedule of Short-term and Long-term Debt (Details)	Dec. 31, 2025 USD ($)
Short-term debt
Non-Banking Financial Company loan (Prediqt)	$ 107,986
Monroe debt	101,540,086
Other short-term debt	494,861
Total short-term debt	102,142,933
Long-term debt
Non-Banking Financial Company loan (Prediqt)	78,454
Crownpeak promissory notes	50,000,000
Other long-term debt	13,575
Total long-term debt	$ 50,092,029